Flight equipment held for operating leases, net	6 Months Ended
Jun. 30, 2019
Property Subject to or Available for Operating Lease, Net [Abstract]
Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the six months ended June 30, 2019 and 2018 were as follows:

	Six Months Ended June 30,
	2019	2018
Net book value at beginning of period	$35,052,335	$32,396,827
Additions	2,119,396	2,350,991
Depreciation	(832,186)	(823,842)
Disposals and transfers to held for sale	(1,015,376)	(866,170)
Transfers to net investment in finance and sales-type leases/inventory	(46,837)	(94,209)
Impairment (Note 19)	(22,084)	(16,086)
Net book value at end of period	$35,255,248	$32,947,511

Accumulated depreciation as of June 30, 2019 and 2018	$(7,132,213)	$(6,359,040)

Our current operating lease agreements expire over the next 15 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft and engines as of June 30, 2019 were as follows:

Contracted minimum future lease payments receivable
2019 - remaining	$2,122,485
2020	3,960,846
2021	3,678,529
2022	3,391,342
2023	3,105,808
Thereafter	12,100,409
$28,359,419